Nature and Description of the Company - Summary of Nature and Description of the Company (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024
Subsidiaries [member] | Enerflex Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of indirect ownership interest in subsidiary	100.00%